ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Interest expense payables	$ 55,856	$ 60,522
Property and equipment payables	25,940	45,499
Operating expense and other accruals and liabilities	19,250	16,459
Staff cost accruals	9,874	7,511
Operating lease liabilities	1,553	1,091
Accrued expenses and other current liabilities	$ 118,117	$ 135,514
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Advance Customer Deposits And Ticket Sales [Member]
Advance customer deposits and ticket sales	$ 5,644	$ 4,432